Schedule of Activity in the Company's RSUs (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance | shares	954,562
Weighted-average grant date fair value per unit, balance | $ / shares	$ 42.10
Number of units, granted | shares	112,326
Weighted average grant date fair value per unit granted | $ / shares	$ 3.14
Number of units, forfeited | shares	(20,741)
Weighted average grant date fair value per unit forfeited | $ / shares	$ 12.69
Number of units, vested | shares	(486,415)
Weighted average grant date fair value per unit vested | $ / shares	$ 36.16
Number of units, outstanding balance | shares	559,732
Weighted-average grant date fair value per unit, balance | $ / shares	$ 45.08